SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

23. SHARE-BASED COMPENSATION

In December 2005, the Company adopted the 2006 Option Plan (the “2006 Plan”). The 2006 Plan provides for the granting of share options to employees, officers, directors, advisors or consultants of the Company. These options were granted with exercise prices denominated in U.S. dollars, which is the functional currency of the Company. The Company has reserved 140,441,231 Class A ordinary shares for issuance under the 2006 Plan. The maximum term of any issued stock option is ten years from the grant date. These awards vest over a four-year or a three-year schedule for employees, officers, and directors as stated below:

(1)	One-sixth of the options shall vest upon the first anniversary of the grant date;

(2)	One-twelfth of the options shall vest upon the last day of each three-month period of the second and third year after the grant date; and

(3)	One-twenty fourth of the options shall vest upon the last day of each three-month period of the fourth year after the grant date.

Or:

One-third of the options shall vest upon the last day of the first, second and third year after the grant date.

In November 2010, the Company adopted the 2010 Share Incentive Plan (the “2010 Plan”) which was approved by the Board of Directors. The 2010 Plan permits the grant of options to purchase the Company’s Class A ordinary shares, restricted shares and restricted share units as deemed appropriate by the administrator under the 2010 Plan. The maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under the 2010 Plan is 100,000,000 shares. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest over a four-year schedule. The maximum term of any issued stock option is ten years from the grant date.

In September 2012, the Company amended and restated the 2010 Plan with the Youku Tudou Inc. Share Incentive Plan (the “Youku Tudou Plan”). The major changes made to the 2010 plan are to change the name of the plan and to increase the number of Class A ordinary shares available for issuance under the plan by 100,799,784 shares, which represent the number of reserved but unissued shares under Tudou’s 2010 Share Incentive Plan (the Tudou Plan”), as adjusted to give effect to the Merger which resulted in Tudou becoming a wholly-owned subsidiary of the Company as of August 23, 2012. Meanwhile, the Tudou Plan was amended and restated with the Amended and Restated Tudou Holdings Limited 2010 Share Incentive Plan (the “Amended Tudou Plan”) to, among other things, decrease the total number of reserved but unissued shares under the Tudou Plan by 100,799,784 shares. The Amended Tudou Plan has been cancelled and assumed by the Company upon the closing of the Merger as of August 23, 2012. The maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under the Youku Tudou Plan is 200,799,784 Class A shares. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest over a four-year or a three-year schedule as stated below:

(1)	One-sixth of the options shall vest upon the first anniversary of the grant date;

(2)	One-twelfth of the options shall vest upon the last day of each three-month period of the second and third year after the grant date; and

(3)	One-twenty fourth of the options shall vest upon the last day of each three-month period of the fourth year after the grant date.

Or:

(1)	One-fourth of the options shall vest upon the first anniversary of the grant date; and

(2)	One-sixteenth of the options shall vest upon the last day of each three-month period of the second, third and fourth year after the grant date.

Or:

One-sixteenth of the options shall vest upon the last day of each three-month period of the first, second, third and fourth year after the grant date.

Or:

One-third of the options shall vest upon the last day of the first, second and third year after the grant date.

The maximum term of any issued stock option is ten years from the grant date. In accordance with ASC 718-10, all share-based payments to employees are measured in the consolidated financial statements based on their grant-date fair values. Compensation expense is recognized on a straight-line basis, net of estimated forfeitures over the requisite service period with a graded vesting schedule.

In October 2014, the Company adopted the Youku Tudou Inc. 2014 Share Incentive Plan (the “2014 Plan”) which was approved by the Board of Directors. The 2014 Plan permits the grant of options to purchase the Company’s Class A ordinary shares, restricted shares and restricted share units as deemed appropriate by the administrator under the 2014 Plan. The maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under the 2014 Plan is 215,163,593 shares. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest over a four-year schedule. The maximum term of any issued stock option is ten years from the grant date. No share based awards were granted pursuant to the 2014 Plan for the year ended December 31, 2014.

Stock options

The following table summarizes the stock option awards issued to employees under the 2006 Plan and Youku Tudou Plan for the year ended December 31, 2014:

Stock options	Number of shares	Weighted- average exercise price (US$)	Weighted- average grant-date fair value (US$)	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2014	98,751,672	0.4532	0.2971	6.03	121,472
Granted	20,595,042	0.9231	0.5909
Exercised	(18,618,228)	0.2474	0.1928
Forfeited	(7,133,148)	0.8980	0.5407
Outstanding, December 31, 2014	93,595,338	0.5636	0.3639	6.15	42,762

Vested and expected to vest at December 31, 2014	92,756,972	0.5589	0.3612	6.13	42,673

Exercisable at December 31, 2014	60,061,320	0.3537	0.2412	4.55	39,207

Pursuant to the Merger on August 23, 2012, the Company issued replacement awards to Tudou option holders (Note 6). Each of Tudou’s stock options outstanding immediately prior to the effective time of the Merger has been cancelled in exchange for the right to receive 7.177 stock options of Youku and the exercise price of each replacement award was also adjusted accordingly. In the Merger, Youku exchanged its share-based payment awards for awards held by employees of Tudou, and the replacement award continues to have, and is subject to, the same terms and conditions applicable to Tudou’s option immediately prior to the Merger. The total incremental share based compensation expense relating to post-combination service was RMB78,063, with RMB12,487 recognized as additional share based compensation cost for the year ended December 31, 2012 and RMB65,576 to be recognized over the remaining vesting period of 2.78 years.

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary shares as of December 31, 2014 and the exercise price of the options. Forfeitures are estimated at the time of grant based upon the Company’s historical and expected forfeitures for stock options granted and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. To the extent actual forfeitures is different from the Company’s estimate, actual share based compensation costs related to these awards may be different from the expectation.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012, 2013 and 2014 was US$0.5508, US$0.5375, and US$0.5909, respectively.

Total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 was US$46,421,US$44,261 and US$17,207, respectively.

Total fair value of options vested during the years ended December 31, 2012, 2013 and 2014 was US$4,836, US$8,345 and US$5,551, respectively.

As of December 31, 2014, there was RMB71,068 (US$11,454) of unrecognized share-based compensation cost related to stock options, which is expected to be recognized over a weighted-average vesting period of 3.23 years. To the extent the actual forfeiture rate is different from the Company’s estimate, actual share-based compensation related to these awards may be different from the expectation.

On April 28, 2014, the Group entered into a stock purchase option agreement with a content provider in relation to an acquisition of licensed copyrights, which entitles the content provider to purchase 50,590,219 Class A ordinary shares of the Company at a purchase price per Class A ordinary share of US $1.779 (“Options”) with an exercise period from October 25, 2014 to April 27, 2017. The Options were granted to the content provider as purchase consideration to acquire licensed copyrights and were fully vested on the grant date. The total grant date fair value of the Options was RMB101,848 (US$16,553), or US$0.3272 per option, which was recognized as additional paid-in capital as the Options were determined to be equity-classified instruments.

As of December 31, 2014, no Options have been exercised and the number of shares outstanding and exercisable is 50,590,219. The Options have a remaining contractual life of 2.36 years and their aggregate intrinsic value is nil as the exercise price exceeds the fair value of the Company’s class A ordinary shares. As the authorization period for the purchased licensed copyrights has not commenced as of December 31, 2014, the grant date fair value of RMB101,848 (US$16,553), remains capitalized as non-current prepayments and other assets on the balance sheet.

The binomial option pricing model is used to determine the fair value of the stock options granted to employees. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility and the sub-optimal early exercise factor. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected dividend yield is determined in view of the Company’s historical dividend payout rate. For expected volatilities, the Company has made reference to historical volatilities of several comparable public companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees.

The following table presents the assumptions used to estimate the fair values of the stock options granted in the years presented:

	2012	2013	2014
Risk-free interest rate	2.2%	2.1 to 2.8%	0.9 to 2.7%
Expected dividend yield	—	—	—
Expected volatility range	52.0%	54.0 to 57.0%	53.0 to 60.0%
Sub-optimal early exercise factor	2-3 times	2-3 times	2-3 times

Non-vested restricted stock units

The fair value of each non-vested restricted stock unit is based on the fair market value of the underlying ordinary shares on the date of grant.

A summary of non-vested restricted stock unit activity under the Youku Tudou Plan for the year ended December 31, 2014 is presented below:

Non-vested restricted stock units	Number of non-vested restricted stock units	Weighted average grant-date fair value (US$)
Non-vested, January 1, 2014	65,878,182	1.2132
Granted	54,263,052	1.6268
Vested	(27,474,210)	1.3911
Forfeited	(6,911,910)	1.4478
Non-vested, December 31, 2014	85,755,114	1.3990

As of December 31, 2014, there was RMB685,956 (US$110,556) of unrecognized share-based compensation cost related to restricted stock units, which is expected to be recognized over a weighted-average vesting period of 2.81 years. To the extent the actual forfeiture rate is different from the Company’s estimates, actual share-based compensation related to these awards may be different from the expectation.

Total share-based compensation cost recognized for the years ended December 31, 2012, 2013 and 2014 are as follows:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Cost of revenues	12,751	32,110	49,291	7,944
Product development	26,157	38,400	71,713	11,558
Sales and marketing	28,741	50,712	100,084	16,131
General and administrative	50,569	67,136	89,249	14,384
Total	118,218	188,358	310,337	50,017